Income Taxes - Net Operating Loss and Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	$ 33,056
Net operating loss carryforwards, not subject to expiration	155,554
Federal | Research and development
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	3,368
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	66,937
Net operating loss carryforwards, not subject to expiration	10,356
State | Research and development
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	883
State | Research and experimental
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 762